Risk Management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments [Abstract]
Traded in the stock exchange	R$ 88,120	R$ 1,068,418
OTC contract	13,778,765	15,687,024
Total	R$ 13,866,885	R$ 16,755,442